Preferred and Common Stock - Preferred Stock (Details)	2 Months Ended	3 Months Ended
	Mar. 11, 2016 shares	Mar. 30, 2011 shares	Jun. 30, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Sep. 17, 2010 shares
Preferred Stock
Preferred stock shares authorized			10,000,000	10,000,000
Preferred stock - par value | $ / shares			$ 0.0001	$ 0.0001
Common Stock
Conversion of Stock, Shares issued	1,200,000
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted		7,676,000
Series A Convertible Preferred Stock
Conversion of Stock, Shares converted	3,000
Preferred stock shares issued					3,000
Series C Convertible Preferred Stock
Preferred stock shares outstanding			1,000	1,000
Preferred stock shares issued			1,000	1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued		1,000
Convertion ratio		7,676